Derivative Financial Instruments (Details 4) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] USD ($)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] USD ($)	Mar. 31, 2011 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Other income (expenses), net [Member] Nondesignated [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Nondesignated [Member] JPY (¥)
Derivative Instruments Not Designated As Hedging Instruments Relationships [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income			¥ 2,816,000	¥ 1,900,000	¥ (2,771,000)	$ (5,482)	¥ (455,000)	¥ (580,000)	¥ 94,000	$ (17,000)	¥ (1,411,000)	¥ (972,000)	¥ 846,000	$ (109)	¥ (9,000)	¥ 3,000	¥ (7,000)	$ 33,928	$ 11,357	¥ 941,000	¥ 351,000	¥ (1,838,000)
Derivative Financial Instruments (Textuals) [Abstract]
Income included in accumulated other comprehensive income (loss) will be reclassified into earnings within twelve months from that date	$ 4,241	¥ 352,000